UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:6/30/11

Item 1.  Schedule of Investments.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 84.3%
	AUTO MANUFACTURERS - 2.7%
14,500	Ford Motor Co. *	$ 199,955

	BANKS - 2.9%
19,663	Bank of America Corp. +	215,506

	CHEMICALS - 2.7%
2,900	Mosaic Co. +	196,417

	COMPUTERS - 5.5%
25,200	Seagate Technology PLC +	407,232

	ELECTRONICS - 4.7%
8,700	Checkpoint Systems, Inc. *	155,556
5,590	FLIR Systems, Inc.	188,439
		343,995
	HEALTHCARE-SERVICES - 2.9%
8,270	Community Health Systems, Inc. * +	212,374

	INSURANCE - 2.2%
9,600	Assured Guaranty Ltd.	156,576
1,450	MGIC Investment Corp. *	8,627
		165,203
	INTERNET - 9.1%
9,510	Akamai Technologies, Inc. * +	299,280
10,150	AOL, Inc. *	201,579
1,525	F5 Networks, Inc. *	168,131
		668,990
	MINING - 3.2%
15,050	Kinross Gold Corp. +	237,790

	OIL & GAS - 13.3%
8,010	Chesapeake Energy Corp. +	237,817
2,320	InterOil Corp. *	135,743
14,530	Northern Oil and Gas, Inc. * +	321,840
26,216	SandRidge Energy, Inc. * +	279,463
		974,863
Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 11.2%
9,206	SIGA Technologies, Inc. *	$ 89,666
7,290	Teva Pharmaceutical Industries Ltd. +	351,524
15,788	Warner Chilcott PLC +	380,964
		822,154
	SEMICONDUCTORS - 9.1%
8,700	Marvell Technology Group Ltd. *	128,456
19,500	Micron Technology, Inc. *	145,860
17,900	Rambus, Inc. * +	262,772
5,800	Skyworks Solutions, Inc. *	133,284
		670,372
	TELECOMMUNICATIONS - 5.2%
22,749	Iridium Communications, Inc. * +	196,779
5,800	Juniper Networks, Inc. *	182,700
		379,479
	TRANSPORTATION - 9.6%
19,105	Diana Shipping, Inc. * +	209,391
43,500	Eagle Bulk Shipping, Inc. *	107,880
143,741	General Maritime Corp.	194,050
14,500	Swift Transportation Co. - Cl. A * +	196,475
		707,796

	TOTAL COMMON STOCK (Cost - $5,898,520)	6,202,126

	EXCHANGE TRADED FUNDS - 6.2%
	DEBT FUND - 3.7%
7,830	ProShares UltraShort 20+ Year Treasury *	270,213

	SPECIALTY FUND - 2.5%
10,150	VelocityShares Daily Inverse VIX Short Term ETN *	185,644

	TOTAL EXCHANGE TRADED FUNDS (Cost - $419,340)	455,857

	SHORT-TERM INVESTMENTS - 20.0%
	HighMark U.S. Government Money Market Fund
1,472,001	to yield 0.01%** (Cost $1,472,001)	1,472,001

	TOTAL INVESTMENTS - 110.5% (Cost - $7,789,861) (a)	$ 8,129,984
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5) %	(771,498)
	NET ASSETS - 100.0%	$ 7,358,486

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	SECURITIES SOLD SHORT *
2,750	America's Car-Mart, Inc.	$ 90,750
1,986	athenahealth, Inc.	81,625
3,960	AutoNation, Inc.	144,976
2,750	Bemis Co., Inc.	92,895
4,200	BJ's Restaurants, Inc.	219,912
1,155	Brown-Forman Corp.	86,267
4,675	Consolidated Communications Holdings, Inc.	90,882
1,485	CoStar Group, Inc.	88,031
1,960	EQT Corp.	102,939
1,485	Kinetic Concepts, Inc.	85,581
3,685	Leggett & Platt, Inc.	89,840
3,685	Meridian Bioscience, Inc.	88,845
2,475	Penn National Gaming, Inc.	99,841
3,000	Realty Income Corp.	100,470
7,040	Ritchie Bros. Auctioneers, Inc.	193,530
4,675	RR Donnelley & Sons Co.	91,677
1,760	Shutterfly, Inc.	101,059
1,320	Tiffany & Co.	103,646
3,135	Tootsie Roll Industries, Inc.	91,730
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,944,621) (a)	$ 2,044,496

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.
+ All or part of the security was held as collateral for securities sold short as of June 30, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 545,032
	Unrealized Depreciation:	(304,784)
	Net Unrealized Appreciation:	$ 240,248

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's assets  and liabilities carried at fair value:

Common Stocks	$ 6,202,126	$ -	$ -	$ 6,202,126
Exchange Traded Funds	455,857	-	-	455,857
Short-Term Investments	1,472,001	-	-	1,472,001
Total	$ 8,129,984	$ -	$ -	$ 8,129,984

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,044,496	$ -	$ -	$ 2,044,496

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 76.7%
	AUTO MANUFACTURERS - 2.9%
3,500	Ford Motor Co. *	$ 48,265

	BANKS - 3.6%
5,475	Bank of America Corp.	60,006

	CHEMICALS - 2.9%
700	Mosaic Co.	47,411

	COMPUTERS - 2.4%
2,400	Seagate Technology PLC	38,784

	ELECTRONICS - 5.8%
2,100	Checkpoint Systems, Inc. *	37,548
1,700	FLIR Systems, Inc.	57,307
		94,855
	HEALTHCARE-SERVICES - 3.2%
2,030	Community Health Systems, Inc. *	52,130

	INSURANCE - 1.8%
1,800	Assured Guaranty Ltd.	29,358

	INTERNET - 8.9%
1,950	Akamai Technologies, Inc. *	61,366
2,450	AOL, Inc. *	48,657
325	F5 Networks, Inc. *	35,831
		145,854
	MINING - 4.3%
4,500	Kinross Gold Corp.	71,100

	OIL & GAS - 10.6%
855	Chesapeake Energy Corp.	25,385
560	InterOil Corp. *	32,766
3,170	Northern Oil and Gas, Inc. *	70,215
4,301	SandRidge Energy, Inc. *	45,849
		174,215
Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 7.1%
2,000	SIGA Technologies, Inc. *	$ 19,480
1,140	Teva Pharmaceutical Industries Ltd.	54,971
1,725	Warner Chilcott PLC	41,624
		116,075
	SEMICONDUCTORS - 7.7%
1,950	Marvell Technology Group Ltd. *	28,792
2,700	Micron Technology, Inc. *	20,196
3,100	Rambus, Inc. *	45,508
1,400	Skyworks Solutions, Inc. *	32,172
		126,668
	TELECOMMUNICATIONS - 5.3%
5,000	Iridium Communications, Inc. *	43,250
1,400	Juniper Networks, Inc. *	44,100
		87,350
	TRANSPORTATION - 10.2%
4,305	Diana Shipping, Inc. *	47,183
10,500	Eagle Bulk Shipping, Inc. *	26,040
34,696	General Maritime Corp.	46,840
3,500	Swift Transportation Co. - Cl. A *	47,425
		167,488

	TOTAL COMMON STOCK (Cost - $1,221,297)	1,259,559

	EXCHANGE TRADED FUNDS - 6.7%
	DEBT FUND - 4.0%
1,890	ProShares UltraShort 20+ Year Treasury *	65,224

	SPECIALTY FUND - 2.7%
2,450	VelocityShares Daily Inverse VIX Short Term ETN *	44,810

	TOTAL EXCHANGE TRADED FUNDS (Cost - $101,220)	110,034

	SHORT-TERM INVESTMENTS - 12.1%
199,401	HighMark U.S. Government Money Market Fund
	to yield 0.01%** (Cost $199,401)	199,401

	TOTAL INVESTMENTS - 95.5% (Cost - $1,521,918) (a)	$ 1,568,994
	OTHER ASSETS LESS LIABILITIES - 4.5%	73,440
	NET ASSETS - 100.0%	$ 1,642,434

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 88,486
Unrealized Depreciation:	(41,410)
Net Unrealized Appreciation:	$ 47,076

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,259,559	$ -	$ -	$ 1,259,559
Exchange Traded Funds	110,034	-	-	110,034
Short-Term Investments	199,401	-	-	199,401
Total	$ 1,568,994	$ -	$ -	$ 1,568,994

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

       */s/ Andrew Rogers

       Andrew Rogers, President

Date

8/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        */s/ Andrew Rogers

        Andrew Rogers, President

Date

8/22/11

By (Signature and Title)

       */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/22/11